Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2021
Accounts Receivable, Net [Abstract]
Schedule of accounts receivable
	December 31, 2021	December 31, 2020
Trade accounts receivable from third-part customers	$1,345,755	9,744,815
Less: allowances for doubtful accounts	(904,052)	(6,888,710)
Total accounts receivable from third-party customers, net	441,703	2,856,105
Add: accounts receivable, net, related parties	93,589	199,999
Accounts receivable, net	$535,292	3,056,104

Schedule of allowance for doubtful accounts
	December 31, 2021	December 31, 2020
Beginning balance	$6,888,710	7,473,319
Bad debt provision	1,949,778	56,116
Write off	(7,722,231)	(1,130,710)
Reduction due to divestitures	(299,544)	-
Foreign exchange translation	87,339	489,985
Ending balance	$904,052	6,888,710

Schedule of accounts receivable
	December 31, 2021	December 31, 2020
Accounts Receivable Aging:
Less than 3 months	$294,481	2,305,868
From 4 to 6 months	197,465	667,018
From 7 to 9 months	28,134	318,357
From 10 to 12 months	107,317	88,056
Over 1 year	811,947	6,565,515
Bad debt reserve	(904,052)	(6,888,710)
Accounts Receivable, net	$535,292	3,056,104